Shareholder Fees - Class C2 - Western Asset Short Duration Municipal Income Fund - Class C2	Jun. 30, 2021 USD ($)
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Maximum Account Fee	$ 15	[2]

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]
If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.